Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2023
Affiliated Companies and Other Equity-method Investees [Abstract]
Affiliated companies and other equity-method investees
1
8
. Affiliated companies and other equity-method investees:
Nomura’s significant affiliated companies and other equity-method investees include Nomura Research Institute, Ltd. (“NRI”) and Nomura Real Estate Holdings, Inc. (“NREH”). Also, Nomura invests in American Century Companies, Inc., that is measured at fair value on a recurring basis through election of the fair value option. See Note 2 “
Fair value measurements
” for further information.
NRI
NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is
Nomura.
Nomura
has sold 14,105,000 ordinary shares it held at ¥50,002 million to NRI in response to its own share repurchase through off-floor
trading
(ToSTNeT-3)
on June 22, 2021. As a result of the transaction, a gain of ¥36,249 million was recognized in earnings within
Revenue—Other
during the year ended March 31,
2022.

Further
, Nomura has sold 15,000,000 ordinary shares it held at ¥57,870 million to third parties, through bloc
k trades o
n March 23, 2022. As a result of the transaction, a gain of ¥42,798 million was recognized in earnings within
Revenue—Other
during the year ended
March 31,
2022.
Nomura has participated in a secondary offering at Nomura Research Institute as a seller on December 5, 2022, and sold 13,000,000 ordinary shares it held at ¥37,528 million to third parties. As a result of the transaction, a gain of approximately

¥28.0 billion was recognized in earnings within
Revenue—Other
during the year ended March 31, 2023. NRI remains an equity method affiliate of NHI.
As of March 31, 2022 and 2023, Nomura’s ownership of NRI was 24.5% and 22.3% respectively.
NREH
NREH is the holding company of the Nomura Real Estate Group which is primarily involved in the residential property development, leasing, investment management as well as other real estate-related activities.

As of March 31, 2022 and 2023, Nomura’s ownership of NREH was 36.6% and 37.5% respectively.
As of March 31, 2022 and 2023, the carrying value of the investments in equity method investees in the aggregate exceeded Nomura’s equity in the underlying net assets of these equity method investees by
¥20,393

million and
¥23,640
million,
respectively, and such excess primarily represented equity method goodwill for each significant equity method investee, except for certain equity method investees including NREH for which Nomura’s carrying value was below Nomura’s equity in the underlying net assets of the investees.
Summary financial information—
The following tables present summarized financial information for significant affiliated companies of Nomura (including t hose elected fo
r the fair value option) as of March 31, 2022 and 2023, and for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Total assets	¥3,009,394	¥3,135,710
Total liabilities	1,984,043	2,006,590

	Millions of yen
	Year ended March 31
	2021	2022	2023

Net revenues	¥909,616	¥1,041,000	¥1,079,609
Non-interest expenses	737,200	786,391	838,005
Net income attributable to affiliated companies	124,163	179,706	179,073
The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2022 and 2023, and during the years e nded
March 31, 2021, 2022 and 2023. Investments in American Century Companies, Inc., for which fair value option was elected, are not included in
Investments in affiliated companies
in the following table and are reported within
Other assets—Other
in the consolidated balance sheets. In addition, dividends received for investments in affiliates for which fair value option was elected are not included in
Revenues
in the following table and are reported within
Interest and dividends
in the consolidated statements of income.

	Millions of yen
	March 31
	2022	2023
Investments in affiliated companies	¥363,281	¥398,485
Advances to affiliated companies	1,000	4,000
Other receivables from affiliated companies (1)	24,754	25,415
Other payables to affiliated companies (2)	30,617	31,074

(1)	Includes ROU assets of ¥23,899 million and ¥23,311 million as of March 31, 2022 and 2023 , respectively.
(2)	Includes operating lease liabilities of ¥23,899 million and ¥23,311 million as of March 31, 2022 and 2023 , respectively.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Revenues	¥2,240	¥2,660	¥2,795
Non-interest expenses	50,753	50,004	50,966
Purchase of software, securities and tangible assets	14,407	12,760	19,602
The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2022 and 2023.

	Millions of yen
	March 31
	2022	2023
Carrying amount	¥341,935	¥363,792
Fair value	772,243	593,883

The following table presents eq
uity
in earnings of and dividends from equity-method investees, for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Equity in earnings of equity-method investees (1)	¥26,812	¥32,083	¥47,480
Dividends from equity-method investees	11,096	11,848	13,354

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.